Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary Movements At Fair Value Using Level 3 Measurements	Movement of the financial liabilities at fair value using level 3 measurements, solely represented contingent considerations resulted from business combination is analyzed as

	Year Ended December 31,
	2020	2021
	RMB’million	RMB’million
At beginning of the period	112	—
Fair value change	—	—
Settlement	(112)	—

At end of the period	—	—